Accumulated Other Comprehensive Income (Loss) (Significant Amounts Reclassified Out Of Each Component Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities		$ 348	$ 284	$ 626
Income tax expense		(6,551)	(1,884)	(1,632)
Net income		8,198	6,711	$ 5,908
Amount Reclassified From Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	[1]	(118)	(99)
Net income	[1]	230	185
Amount Reclassified From Accumulated Other Comprehensive Income (Loss) [Member] | Unrealized gains (losses) on available for sale securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	[1]	$ 348	$ 284

[1]	Amounts in parentheses indicate debits to net income.